Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Alliance revenue for including revenue recognized under the Company's collaborative arrangements
Total collaboration revenue			$ 15,941
Other revenue	51	53	169
Total alliance revenue	51	53	16,110
Merck KGaA [Member]
Alliance revenue for including revenue recognized under the Company's collaborative arrangements
Total collaboration revenue			11,173
Merck & Co. [Member]
Alliance revenue for including revenue recognized under the Company's collaborative arrangements
Total collaboration revenue			$ 4,768